Recurring Fair Value Measurements (Details) - Schedule of fair value assets and liabilities	10 Months Ended
Dec. 31, 2021 USD ($)
Assets:
Assets	$ 128,400,078
Liabilities:
Liabilities	7,879,959
Public Warrants Liabilities [Member]
Liabilities:
Liabilities	5,313,000
Private Placement Warrants Liabilities [Member]
Liabilities:
Liabilities	2,566,959
Money Market Funds held in Trust Account [Membet]
Assets:
Assets	128,400,078
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Assets	128,400,078
Liabilities:
Liabilities	5,313,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liabilities [Member]
Liabilities:
Liabilities	5,313,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants Liabilities [Member]
Liabilities:
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Money Market Funds held in Trust Account [Membet]
Assets:
Assets	128,400,078
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants Liabilities [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants Liabilities [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds held in Trust Account [Membet]
Assets:
Assets
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets
Liabilities:
Liabilities	2,566,959
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants Liabilities [Member]
Liabilities:
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants Liabilities [Member]
Liabilities:
Liabilities	2,566,959
Significant Other Unobservable Inputs (Level 3) [Member] | Money Market Funds held in Trust Account [Membet]
Assets:
Assets